Change of presentation of expenses (Tables)	12 Months Ended
Dec. 31, 2022
Change of presentation of expenses
Schedule of effects of the change in the statement of income

	Year Ended December 31,			Year Ended December 31,
	2021	Re-classification	2021	2020	Re-classification	2020
Net sales	229,347	—	229,347	874	—	874
Operating expenses
Research and development expenses	(357,485)	—	(357,485)	(241,371)	—	(241,371)
Marketing and selling expenses	—	(179,603)	(179,603)	—	(38,964)	(38,964)
Administrative expenses	(390,232)	179,603	(210,629)	(141,724)	38,964	(102,760)
Other operating income/expenses	(6,085)	—	(6,085)	2,501	—	2,501
Operating loss	(524,456)	—	(524,456)	(379,720)	—	(379,720)
Net financial income/(expenses)	11,083	—	11,083	(56,431)	—	(56,431)
Loss before income tax	(513,373)	—	(513,373)	(436,151)	—	(436,151)
Income tax	3,836	—	3,836	(360)	—	(360)
Loss for the year	(509,537)	—	(509,537)	(436,511)	—	(436,511)